PROVISIONS - Probable and possible contingencies (Details)		1 Months Ended			12 Months Ended
	Dec. 30, 2021	Nov. 30, 2018	Jun. 30, 2013 item	Nov. 30, 2011 action	Dec. 31, 2025 action
Trade Unions For Union Contributions And Payments
Provisions
Number of legal actions					7
Period of default					5 years
Asociacion Por La Defensa De Usuarios Y Consumidores
Provisions
Period during which amounts collected for services		5 years
Labor contingencies
Provisions
Number of unions who filed lawsuit claiming the issuance of a profit sharing bonds | item			4
Labor contingencies | Maximum
Provisions
Statute of limitation, period established, Argentine Supreme Court of Justice	5 years
Personal | Legal proceedings contingent liability | Consumidores Financieros Asociacion Civil para su Defensa
Provisions
Total number of legal actions within the federal civil and commercial court				3